CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 9,133	$ 43,716
Marketable securities	174,315	217,204
Prepaid expenses and other current assets	10,582	8,458
Assets held for sale	1,600	0
Total current assets	195,630	269,378
Property, plant and equipment, net	139,435	196,880
Operating lease right-of-use assets	2,672	12,457
Other long-term assets	2,535	3,413
Total assets	340,272	482,128
Current liabilities:
Accounts payable	1,645	2,359
Accrued expenses and other current liabilities	11,822	30,069
Contingent consideration, current portion	0	360
Total current liabilities	13,467	32,788
Contingent consideration, net of current portion	8,202	7,882
Operating lease liabilities, non-current	3,286	5,171
Loan payable	81,178	72,350
Other long-term liabilities	115	332
Total liabilities	106,248	118,523
Commitments and contingencies (Note 6)
Stockholders’ equity:
Preferred stock, par value $0.000001 per share; 10,000,000 shares authorized; zero shares issued and outstanding as of September 30, 2023, and December 31, 2022	0	0
Common stock, par value $0.000001 per share; 300,000,000 shares authorized; 130,079,097 shares issued and outstanding as of September 30, 2023, and December 31, 2022	0	0
Additional paid-in capital	802,605	788,992
Accumulated other comprehensive loss	(525)	(493)
Accumulated deficit	(568,056)	(424,894)
Total stockholders’ equity	234,024	363,605
Total liabilities and stockholders’ equity	$ 340,272	$ 482,128